Commitments and Contingencies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2013 Leases	Dec. 31, 2012	Dec. 31, 2013 Health Guru Media [Member]	Dec. 31, 2013 Employment Agreement [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Employment Agreement [Member] Chief Operating Officer [Member]	Dec. 31, 2013 Employment Agreement [Member] Chief Financial Officer (Not Interim) [Member]	Dec. 03, 2013 Employment Agreement [Member] President [Member]
Commitments and Contingencies (Textual)
Annual salary to be paid in exchange for services				$ 350	$ 225	$ 160	$ 300
Agreement period				4 years
Stock options, granted				2,400,000	500,000	500,000	2,500,000
Stock option exercise price							$ 0.26
Annual performance bonus						40	125
Percentage of annual performance bonus				50.00%	50.00%		50.00%
Employment agreement term							Dec. 03, 2017
Additional bonus description							additional bonus payment of $125 payable on July 1, 2014
Number of leases	2
Rent expense	247	211
Lease expiration date	Sep. 30, 2014		Sep. 30, 2015
Agreement termination fee	$ 50